Equity - Schedule of Warrants Assumptions Under Black-Scholes-Morton Method (Q2) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2018
Risk-free rate of return	1.68%	2.60%
Expected life of warrant	6 months 25 days	5 years
Expected dividend yield	0.00%	0.00%
Expected volatility of stock	129.00%	86.00%
Weighted-average grant date fair value	$ 0.41
Market Development Consulting Group, Inc. [Member]
Risk-free rate of return	1.67%
Expected life of warrant	10 years
Expected dividend yield	0.00%
Expected volatility of stock	90.00%
Weighted-average grant date fair value	$ 1.47